Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income (loss)	$ 13,440	$ (1,263)	$ (1,163)
Net unrealized gain (loss) on investments, net of shadow adjustments and deferred taxes	2,197	(11,656)	6,309
Total comprehensive income (loss)	$ 15,637	$ (12,919)	$ 5,146